19. Employee benefits (post-employment) (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	$ 2,100	$ 1,683
Current	1,953	1,645
Non-current	147	38
Total	2,100	1,683
AMS medical plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	5,356	11,986
Total	5,356	11,986
Petros Pension Plan- Renegotiated [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	6,016	3,264
Total	6,016	3,264
Petros Pension Plan- Non- renegotiated [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	1,621	10,231
Total	1,621	10,231
Petros Pension Plan- Renegotiated [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	1,508
Total	1,508
Petros Pension Plan - Non-renegotiated [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	1,075
Total	1,075
Petros two pension plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	477	989
Total	477	989
Other plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	16	24
Total	$ 16	$ 24